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                     SUPPLEMENT DATED MAY 16, 1997 TO THE
    PROSPECTUS DATED MAY 1, 1997 FOR THE PACIFIC SELECT ESTATE PRESERVER II
        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       ("VARIABLE CONTRACT PROSPECTUS")
                ISSUED BY PACIFIC MUTUAL LIFE INSURANCE COMPANY

        Effective June 1, 1997, the chart shown under the Pacific Select Fund section of the Variable Contract Prospectus is amended to indicate that Morgan Stanley Asset Management Inc., is the Portfolio Manager for the International Portfolio.